Cash and cash equivalents	9 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	September 30, 2022	December 31, 2021
	€m	€m
Cash and cash equivalents	193.9	254.0
Restricted cash	0.4	0.2
Cash and cash equivalents	194.3	254.2
Bank overdraft	(0.6)	—
Cash and cash equivalents per Statement of Cash Flows	193.7	254.2
‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.